Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net of allowance (in Dollars)	$ 193	$ 272	$ 806
Common stock, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	202,500,000	202,500,000	150,000,000
Common stock, shares issued	24,108,246	24,108,246	23,967,250
Common stock, shares outstanding	24,108,246	24,108,246	23,967,250
Treasury stock Shares	118,183	118,183	18,183
Gx Acquisition Corp [Member]
Preferred stock, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Shares subject to possible redemption	28,750,000	20,607,461	25,583,486
Series A preferred stock
Preferred stock, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	38,361,917	38,361,917	38,361,917
Preferred stock, shares issued	38,361,917	38,361,917	38,361,917
Preferred stock, shares outstanding	38,361,917	38,361,917	38,361,917
Series B preferred stock
Preferred stock, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	97,695,694	97,695,694	44,064,281
Preferred stock, shares issued	53,611,506	53,611,506	35,847,580
Preferred stock, shares outstanding	53,611,506	53,611,506	35,847,580
Series X preferred stock
Preferred stock, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	15,552,130	15,552,130	15,552,130
Preferred stock, shares issued	15,552,130	15,552,130	15,552,130
Preferred stock, shares outstanding	15,552,130	15,552,130	15,552,130
Class A common stock | Gx Acquisition Corp [Member]
Common stock, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	0	8,142,539	3,166,514
Common stock, shares outstanding	0	8,142,539	3,166,514
Class B common stock | Gx Acquisition Corp [Member]
Common stock, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	7,187,500	7,187,500	7,187,500
Common stock, shares outstanding	7,187,500	7,187,500	7,187,500